Employee Benefit Plans	12 Months Ended
Feb. 02, 2013
Employee Benefit Plans

NOTE 13—EMPLOYEE BENEFIT PLANS

The Company has a 401(k) plan for its employees who meet certain service and age requirements. Participants may contribute up to 50% of their salaries limited to the maximum allowed by the Internal Revenue Service regulations. The Company, at its discretion, may contribute funds to the 401(k) plan. The Company made no contributions to the 401(k) plan during fiscal 2012, fiscal 2011, or fiscal 2010.